CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY AND COMPREHENSIVE INCOME (USD $) In Thousands, except Share data	Total	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]	Comprehensive Income (Loss) [Member]
Balance at Dec. 31, 2009	$ 26,915	$ 56	$ 85,675	$ 45	$ (58,861)
Balance, shares at Dec. 31, 2009		19,977,000
Shares issued in public offering	16,968	12	16,956
Shares issued in public offering, shares		4,428,000
Exercise of warrants	1	1
Exercise of warrants, shares		336,000
Employee share-based plans	1,322	2	1,320
Employee share-based plans, shares	557,407	557,000
Shares issued under employee share-based plans
Shares issued under employee share-based plans, shares		77,000
Amortization of deferred stock based compensation	710		710
Other comprehensive income	293			293		293
Net income for the year	22,175				22,175	22,175
Total comprehensive income	22,468					22,468
Balance at Dec. 31, 2010	68,384	71	104,661	338	(36,686)
Balance, shares at Dec. 31, 2010		25,375,000
Exercise of warrants	1,773	1	1,772
Exercise of warrants, shares		581,000
Employee share-based plans	936		936
Employee share-based plans, shares	436,601	436,000
Shares issued under employee share-based plans
Shares issued under employee share-based plans, shares		76,000
Amortization of deferred stock based compensation	1,435		1,435
Other comprehensive income	(740)			(740)		(740)
Net income for the year	28,118				28,118	28,118
Total comprehensive income	27,378					27,378
Balance at Dec. 31, 2011	99,906	72	108,804	(402)	(8,568)
Balance, shares at Dec. 31, 2011	26,467,542	26,468,000
Employee share-based plans	259		259
Employee share-based plans, shares	131,922	132,000
Shares issued under employee share-based plans
Shares issued under employee share-based plans, shares		82,000
Amortization of deferred stock based compensation	1,927		1,927
Other comprehensive income	851			851		851
Net income for the year	11,828				11,828	11,828
Total comprehensive income	12,679					12,679
Balance at Dec. 31, 2012	$ 114,771	$ 72	$ 110,990	$ 449	$ 3,260
Balance, shares at Dec. 31, 2012	26,681,876	26,682,000